Pension Plans, Retirement Benefits and Savings Plan (details) - Savings Plan (USD $)	0 Months Ended	12 Months Ended
	Jun. 07, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 The Savings Plan [Member]	Dec. 31, 2013 The Savings Plan [Member] Maxiumum [Member]	Dec. 31, 2011 The Savings Plan [Member] Maxiumum [Member]	Dec. 31, 2004 SPP [Member]	Dec. 31, 2004 SPP [Member] Maxiumum [Member]
Savings Plan
Matching contribution as percent to eligible pay						5.00%			6.00%
Maximum annual match						$ 6,000
Vesting percentage of employer match after vesting period					100.00%
Vesting period					3 years
Salary limit for participation in plan							175,000
Matching contribution as percentage of employee's contribution								100.00%
Expense related to all savings plans		$ 100,000,000	$ 92,000,000	$ 90,000,000
Annual dividend amount per share of preferred stock								$ 11.72
Ratio of common shares issued to preferred shares upon conversion of preferred shares (per share)	800.00%							800.00%
Preferred shares outstanding	190,083
Number of common shares issued upon conversion of preferred shares, total	1,520,000